VIKING MUTUAL FUNDS

SUPPLEMENT DATED JULY 23, 2019

to the

Prospectus, Summary Prospectuses, and Statement of Additional Information

dated November 28, 2018

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
Oklahoma Municipal Fund
Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
(each a “Fund” and collectively, the “Funds”)

The following is added under the heading “Fees and Expenses of the Fund” in each Fund’s “Fund Summary” section of the Prospectus and each Fund’s Summary Prospectus:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares of the Fund which are not reflected in the table or the example below.

The following is added to the section titled “The Shares Offered – Class I Shares” of the Prospectus and the section titled “Buying and Selling Shares” of the Statement of Additional Information:

Class I shares may also be available on certain brokerage platforms. An investor transacting in Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.  Fund shares are available in other share classes that have different fees and expenses.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE